UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1:	Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund Schedule of Investments August 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.7%)

Allegheny County PA Rev. (Carnegie Museum of Pittsburgh) VRDO	2.500%	9/7/05 LOC	$4,000	$4,000
Allegheny County PA Higher Educ. Auth. Rev. (Washington & Jefferson College) VRDO	2.570%	9/7/05 LOC	10,100	10,100
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.) VRDO	2.300%	9/1/05	23,550	23,550
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	2.500%	9/7/05 (1)	12,445	12,445
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	2.500%	9/7/05 (1)	13,500	13,500
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	2.500%	9/7/05 LOC	7,920	7,920
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) TOB VRDO	2.520%	9/7/05 (1)*	4,995	4,995
Allegheny County PA IDA Rev. (Western PA School for Blind Children) PUT	2.750%	7/1/06	9,000	9,000
Allegheny County PA Sanitation Auth. Sewer Rev. TOB VRDO	2.520%	9/7/05 (1)*	30,005	30,005
Berks County PA GO VRDO	2.460%	9/7/05 (1)	14,000	14,000
Berks County PA IDA (Lutheran Health Care) VRDO	2.370%	9/7/05 (2)	16,800	16,800
Bethlehem PA Area School Dist. GO TOB VRDO	2.380%	9/7/05 (3)*	19,800	19,800
Bucks County PA TRAN	3.500%	12/30/05	35,000	35,159
Central Bucks PA School Dist. VRDO	2.540%	9/7/05 (3)	11,655	11,655
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	2.330%	9/7/05	20,000	20,000
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	2.360%	9/7/05	26,070	26,070
Chester County PA IDA (Archdiocese of Philadelphia) VRDO	2.410%	9/7/05 LOC	12,000	12,000
Cumberland County PA Muni. Auth. College Rev. (Dickinson College) PUT	2.000%	11/1/05 LOC	12,675	12,675
Dallastown Area School Dist. York County PA GO VRDO	2.540%	9/7/05 (3)	20,590	20,590
Daniel Boone PA Area School Dist. GO VRDO	2.490%	9/7/05 (2)	9,985	9,985
Dauphin County PA General Auth. Hosp. Rev. (Reading Hosp. & Medical Center) VRDO	2.360%	9/7/05	10,725	10,725
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	2.490%	9/7/05 LOC	17,370	17,370
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	2.590%	9/7/05 LOC	4,300	4,300
Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	2.260%	9/1/05	5,355	5,355
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	2.330%	9/1/05	10,750	10,750
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	2.330%	9/1/05	20,300	20,300
Delaware County PA IDA PCR (PECO) CP	2.550%	10/11/05 LOC	15,500	15,500
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	2.320%	9/7/05	8,235	8,235
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	2.320%	9/7/05	8,595	8,595
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	2.320%	9/7/05	42,600	42,600
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	2.320%	9/7/05	8,375	8,375
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.380%	9/7/05	10,000	10,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.380%	9/7/05	17,600	17,600
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.380%	9/7/05	23,005	23,005
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.380%	9/7/05	17,000	17,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.380%	9/7/05	8,700	8,700
Franklin County PA IDA Healthcare Rev. (Chambersburg Hosp.) VRDO	2.590%	9/7/05 (2)	6,400	6,400
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) CP	2.470%	10/5/05	20,000	20,000
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	2.340%	9/1/05	2,000	2,000
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	2.500%	9/7/05	38,000	38,000
Hamburg PA Area School Dist. GO VRDO	2.510%	9/7/05 (4)	17,000	17,000
Indiana County PA IDA (Exelon Generation) VRDO	2.370%	9/7/05 LOC	15,940	15,940
Lehigh County PA General Purpose Hosp. Auth. Rev. (St. Luke's Hosp.) VRDO	2.280%	9/1/05 LOC	9,860	9,860
Manheim Township PA School Dist. VRDO	2.540%	9/7/05 (4)	9,000	9,000
McKeesport PA Area School Dist. GO TOB VRDO	2.520%	9/7/05 (4)*	7,900	7,900
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	2.360%	9/7/05 LOC	10,000	10,000
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	2.490%	9/7/05 LOC	12,200	12,200
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	2.490%	9/7/05 LOC	9,415	9,415
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	2.550%	9/7/05 LOC	37,800	37,800
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	2.600%	9/7/05 LOC	5,000	5,000
Northampton County PA General Purpose Auth. Univ. Rev. (Lafayette College)	3.000%	11/21/05	9,000	9,020
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	2.490%	9/7/05	12,880	12,880
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	2.490%	9/7/05	20,110	20,110
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	2.530%	9/7/05	26,600	26,600
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO	2.490%	9/7/05	12,085	12,085
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	2.530%	9/7/05 LOC	12,110	12,110
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	2.530%	9/7/05 LOC	3,795	3,795
Owen J. Roberts School Dist. Pennsylvania GO VRDO	2.500%	9/7/05 (4)	48,000	48,000
Parkland PA School Dist. VRDO	2.510%	9/7/05 (4)	10,000	10,000
Pennsbury PA School Dist. TOB VRDO	2.520%	9/7/05 (3)*	5,100	5,100
Pennsbury PA School Dist. VRDO	2.510%	9/7/05 (4)	12,570	12,570
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	2.340%	9/7/05	20,620	20,620
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	2.360%	9/7/05	20,000	20,000
Pennsylvania GO	5.000%	9/15/05	9,050	9,060
Pennsylvania GO	5.250%	10/15/05	10,400	10,445
Pennsylvania GO	5.000%	11/15/05 (2)(Prere.)	5,000	5,104
Pennsylvania GO	5.000%	5/1/06 (4)	10,000	10,144
Pennsylvania GO TOB VRDO	2.400%	9/7/05 (4)*	11,765	11,765
Pennsylvania GO TOB VRDO	2.400%	9/7/05 (3)*	5,765	5,765
Pennsylvania GO TOB VRDO	2.400%	9/7/05 (1)*	8,325	8,325
Pennsylvania GO TOB VRDO	2.520%	9/7/05 *	10,650	10,650
Pennsylvania GO TOB VRDO	2.520%	9/7/05 (1)*	14,775	14,775
Pennsylvania GO TOB VRDO	2.520%	9/7/05 *	9,500	9,500
Pennsylvania GO TOB VRDO	2.520%	9/7/05 (1)*	52,110	52,110
Pennsylvania GO TOB VRDO	2.520%	9/7/05 (1)*	4,405	4,405
Pennsylvania GO TOB VRDO	2.520%	9/7/05 (4)*	12,125	12,125
Pennsylvania GO TOB VRDO	2.520%	9/7/05 *	8,750	8,750
Pennsylvania GO TOB VRDO	2.520%	9/7/05 (1)*	5,170	5,170
Pennsylvania GO TOB VRDO	2.520%	9/7/05 *	30,835	30,835
Pennsylvania GO TOB VRDO	2.530%	9/7/05 *	8,300	8,300
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.400%	9/7/05 (2)	35,700	35,700
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.410%	9/7/05 (2)	34,200	34,200
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.410%	9/7/05 (2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.450%	9/7/05 (2)	27,500	27,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.450%	9/7/05 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.540%	9/7/05 (4)	12,900	12,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.550%	9/7/05 (4)	43,500	43,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (California Univ. of Pennsylvania) VRDO	2.510%	9/7/05 LOC	33,820	33,820
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.330%	9/1/05	1,000	1,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.330%	9/1/05	2,000	2,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	2.490%	9/7/05 LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	2.490%	9/7/05 LOC	6,600	6,600
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	2.490%	9/7/05 (1)	20,000	20,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.) VRDO	2.500%	9/7/05 LOC	4,600	4,600
Pennsylvania Higher Educ. Fac. Auth. Rev. (Rosemont College) PUT	3.250%	11/1/05 LOC	6,000	6,011
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.) VRDO	2.310%	9/1/05 LOC	29,775	29,775
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) TOB VRDO	2.520%	9/7/05 *	7,995	7,995
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania) TOB VRDO	2.530%	9/7/05 *	7,150	7,150
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania) TOB VRDO	2.530%	9/7/05 *	3,385	3,385
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	2.360%	9/7/05	41,010	41,010
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	2.360%	9/7/05	15,690	15,690
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	2.370%	9/7/05	31,930	31,930
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	2.390%	9/7/05	23,905	23,905
Pennsylvania Housing Finance Agency Rev. TOB VRDO	2.540%	9/7/05 *	8,545	8,545
Pennsylvania Housing Finance Agency Rev. TOB VRDO	2.540%	9/7/05 *	7,495	7,495
Pennsylvania Housing Finance Agency Rev. TOB VRDO	2.560%	9/7/05 *	6,920	6,920
Pennsylvania Housing Finance Agency Rev. TOB VRDO	2.560%	9/7/05 (3)*	5,480	5,480
Pennsylvania Housing Finance Agency Rev. TOB VRDO	2.560%	9/7/05 *	5,970	5,970
Pennsylvania Housing Finance Agency Rev. TOB VRDO	2.560%	9/7/05 *	27,360	27,360
Pennsylvania Housing Finance Agency Rev. VRDO	2.360%	9/7/05	15,000	15,000
Pennsylvania Housing Finance Agency Rev. VRDO	2.370%	9/7/05	35,220	35,220
Pennsylvania Housing Finance Agency Rev. VRDO	2.390%	9/7/05	11,400	11,400
Pennsylvania Housing Finance Agency Rev. VRDO	2.390%	9/7/05	35,445	35,445
Pennsylvania Intergovernmental Cooperation Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	6,300	6,300
Pennsylvania State Univ. Rev	5.000%	8/15/06	7,775	7,932
Pennsylvania State Univ. Rev. VRDO	2.490%	9/7/05	73,275	73,275
Pennsylvania State Univ. Rev. VRDO	2.490%	9/7/05	4,700	4,700
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	2.520%	9/7/05 (1)*	2,595	2,595
Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	2.520%	9/7/05 (4)*	27,815	27,815
Pennsylvania Turnpike Comm. Rev	3.750%	7/15/06 (4)	4,060	4,093
Pennsylvania Turnpike Comm. Rev. TOB VRDO	2.520%	9/7/05 (2)*	12,000	12,000
Pennsylvania Turnpike Comm. Rev. VRDO	2.380%	9/7/05	12,800	12,800
Pennsylvania Turnpike Comm. Rev. VRDO	2.380%	9/7/05	8,600	8,600
Pennsylvania Turnpike Comm. Rev. VRDO	2.380%	9/7/05	5,500	5,500
Pennsylvania Turnpike Comm. Rev. VRDO	2.490%	9/7/05	38,065	38,065
Pennsylvania Turnpike Comm. Rev. VRDO	2.490%	9/7/05	57,870	57,870
Philadelphia PA Airport Rev. VRDO	2.400%	9/7/05 (1)	10,000	10,000
Philadelphia PA Airport Rev. VRDO	2.450%	9/7/05 (1)	11,000	11,000
Philadelphia PA Auth. IDR (Institute for Cancer Research) VRDO	2.340%	9/1/05 LOC	3,500	3,500
Philadelphia PA Auth. IDR (PA Academy of Fine Arts) VRDO	2.490%	9/7/05 LOC	11,275	11,275
Philadelphia PA Auth. IDR (Regional Performing Arts Center Project) VRDO	2.320%	9/7/05 LOC	14,200	14,200
Philadelphia PA GO TOB VRDO	2.520%	9/7/05 (4)*	5,970	5,970
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.340%	9/1/05	11,750	11,750
Philadelphia PA IDA Rev. (Philadelphia Airport System) TOB VRDO	2.530%	9/7/05 (3)*	3,380	3,380
Philadelphia PA IDA Rev. (Philadelphia Airport System) TOB VRDO	2.570%	9/7/05 (1)*	2,000	2,000
Philadelphia PA IDA Rev. TOB VRDO	2.520%	9/7/05 (4)*	10,275	10,275
Philadelphia PA School Dist. GO	5.500%	9/1/05 (2)(Prere.)	4,000	4,040
Philadelphia PA School Dist. GO	5.500%	9/1/05 (2)(Prere.)	9,330	9,517
Philadelphia PA School Dist. GO	5.500%	9/1/05 (2)(Prere.)	19,750	19,947
Philadelphia PA School Dist. TOB VRDO	2.520%	9/7/05 (3)*	5,995	5,995
Philadelphia PA School Dist. TOB VRDO	2.520%	9/7/05 (3)*	4,995	4,995
Philadelphia PA School Dist. TOB VRDO	2.520%	9/7/05 (3)*	6,625	6,625
Philadelphia PA School Dist. TOB VRDO	2.530%	9/7/05 (2)*	17,300	17,300
Philadelphia PA Water & Waste Water Rev. TOB VRDO	2.520%	9/7/05 (4)*	5,305	5,305
Philadelphia PA Water & Waste Water Rev. TOB VRDO	2.520%	9/7/05 (4)*	17,605	17,605
Philadelphia PA Water & Waste Water Rev. TOB VRDO	2.520%	9/7/05 (4)*	7,310	7,310
Philadelphia PA Water & Waste Water Rev. TOB VRDO	2.520%	9/7/05 (4)*	9,900	9,900
Philadelphia PA Water & Waste Water Rev. VRDO	2.350%	9/7/05 (4)	49,200	49,200
Philadelphia PA Water & Waste Water Rev. VRDO	2.350%	9/7/05 (2)	11,390	11,390
Philadelphia PA Water & Waste Water Rev. VRDO	2.350%	9/7/05 (4)	25,525	25,525
Pittsburgh PA Water & Sewer Auth. Rev	5.600%	9/1/05 (3)(Prere.)	6,000	6,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.370%	9/7/05 (2)	2,000	2,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.370%	9/7/05 (2)	3,955	3,955
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.370%	9/7/05 (2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.370%	9/7/05 (2)	1,800	1,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.370%	9/7/05 (2)	13,800	13,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.400%	9/7/05 (2)	2,800	2,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.400%	9/7/05 (2)	4,700	4,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.400%	9/7/05 (2)	3,000	3,000
Seneca Valley PA School Dist. GO TOB VRDO	2.380%	9/7/05 (1)*	23,320	23,320
Souderton PA School Dist. GO TOB VRDO	2.520%	9/7/05 (3)*	10,010	10,010
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	2.270%	9/1/05 (1)	15,175	15,175
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) VRDO	2.350%	9/7/05 (2)	25,000	25,000
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	2.350%	9/7/05	30,000	30,000
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	2.380%	9/7/05	11,200	11,200
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB PUT	2.850%	4/26/2006 (4)*	11,670	11,670
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	2.400%	9/7/05 (4)*	6,975	6,975
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	2.520%	9/7/05 (4)*	7,850	7,850
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	2.530%	9/7/05 (4)*	5,895	5,895
Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ. Funding Obligation	4.000%	4/28/06	64,000	64,504
Tredyffrin-Easttown PA School Dist. GO TOB VRDO	2.520%	9/7/05 *	8,250	8,250
Union County PA Higher Educ. Auth. Rev. (Bucknell Univ.) VRDO	2.490%	9/7/05	5,140	5,140
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.370%	9/7/05	24,230	24,230
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	9,400	9,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	8,000	8,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	13,600	13,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	4,000	4,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	12,900	12,900
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	11,400	11,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	3,800	3,800
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania Asset Notes	3.000%	10/14/05	30,000	30,048
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania Asset Notes	4.000%	8/11/06	50,000	50,596
York County PA IDA (PECO) CP	2.500%	10/12/05 LOC	16,440	16,440
Outside Pennsylvania
Puerto Rico Electric Power Auth. Rev. TOB PUT	1.880%	10/20/05 (1)*	10,595	10,586
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.370%	9/7/05 (1)*	9,990	9,990
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.520%	9/7/05 (10)*	5,235	5,235
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.520%	9/7/05 (10)*	12,615	12,615
Puerto Rico Govt. Dev. Bank CP	2.850%	1/30/06 LOC*	5,000	5,000
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.470%	9/7/05 (1)*	3,450	3,450
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.490%	9/7/05 (1)*	7,740	7,740
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.290%	9/7/05 (2)	600	600
Puerto Rico Public Finance Corp. TOB VRDO	2.470%	9/7/05 (11)*	11,351	11,351
Puerto Rico Public Finance Corp. TOB VRDO	2.490%	9/7/05 (2)*	7,015	7,015
Puerto Rico Public Finance Corp. TOB VRDO	2.500%	9/7/05 (1)(2)*	5,035	5,035
Puerto Rico Public Finance Corp. TOB VRDO	2.530%	9/7/05 *	11,995	11,995

TOTAL MUNICIPAL BONDS
(Cost $2,848,467)				2,848,467

OTHER ASSETS AND LIABILITIES—NET (0.3%)				8,599

NET ASSETS (100%)				$2,857,066

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of these securities was $639,927,000, representing 22.4% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance). (5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund Schedule of Investments August 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (98.9%)

Adams County PA GO	5.300%	5/15/11 (3)(Prere.)	$10,240	$11,313
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	6.000%	1/1/14 (3)	4,295	4,682
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.000%	1/1/17 (1)	12,205	12,771
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.000%	1/1/19 (1)	15,750	16,474
Allegheny County PA GO	0.000%	4/1/10 (1)	2,000	1,708
Allegheny County PA GO	5.250%	5/1/11 (3)(Prere.)	3,000	3,305
Allegheny County PA GO	5.500%	5/1/11 (3)(Prere.)	445	496
Allegheny County PA GO	5.750%	5/1/11 (3)(Prere.)	730	823
Allegheny County PA GO	5.750%	11/1/11 (3)	995	1,119
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,880	3,234
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,000	2,246
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,645	2,971
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	3,725	4,183
Allegheny County PA GO	5.500%	11/1/14 (3)	605	669
Allegheny County PA GO	5.375%	11/1/16 (1)	4,100	4,567
Allegheny County PA GO	5.375%	11/1/17 (1)	3,600	4,008
Allegheny County PA GO	6.000%	7/1/23 (1)	5,745	7,124
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.) VRDO	2.300%	9/1/05	4,400	4,400
Allegheny County PA Hosp. Dev. Auth. Rev. (Catholic Health East)	5.250%	11/15/13 (2)	1,000	1,077
Allegheny County PA Hosp. Dev. Auth. Rev. (Magee Women's Hosp.)	6.000%	10/1/10 (3)	4,235	4,688
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.600%	4/1/17 (1)	2,000	2,112
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/26 (1)	4,625	5,803
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/27 (1)	9,325	11,724
Allegheny County PA Port Auth. Rev	6.000%	3/1/09 (1)(Prere.)	2,565	2,836
Allegheny County PA Port Auth. Rev	6.000%	3/1/09 (1)(Prere.)	16,000	17,692
Allegheny County PA Port Auth. Rev	6.000%	3/1/09 (1)(Prere.)	4,310	4,766
Allegheny County PA Port Auth. Rev	6.250%	3/1/09 (1)(Prere.)	3,740	4,166
Allegheny County PA Port Auth. Rev	5.375%	3/1/12 (3)	4,965	5,503
Allegheny County PA Port Auth. Rev	5.500%	3/1/14 (3)	2,355	2,619
Allegheny County PA Port Auth. Rev	5.500%	3/1/16 (3)	1,500	1,668
Allegheny County PA Port Auth. Rev	5.500%	3/1/17 (3)	2,750	3,057
Allegheny County PA Sanitation Auth. Sewer Rev	6.000%	12/1/07 (1)(Prere.)	54,630	59,142
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/10 (1)(Prere.)	11,880	13,198
Allegheny County PA Sanitation Auth. Sewer Rev	6.000%	12/1/10 (1)	1,500	1,698
Allegheny County PA Sanitation Auth. Sewer Rev	6.000%	12/1/11 (1)	1,490	1,695
Allegheny County PA Sanitation Auth. Sewer Rev	5.750%	12/1/12 (1)	1,180	1,329
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/16 (1)	3,545	3,952
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/16 (3)(ETM)	11,295	11,552
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/18 (1)	15,000	16,695
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/30 (1)	2,150	2,366
Ambridge PA Area School Dist	5.500%	11/1/14 (1)(Prere.)	13,145	15,098
Annville Cleona PA School Dist	6.000%	3/1/31 (4)	1,975	2,324
Annville Cleona PA School Dist	6.000%	3/1/28 (4)	1,500	1,775
Berks County PA GO	0.000%	11/15/13 (3)	7,250	5,294
Berks County PA GO	0.000%	11/15/14 (3)	8,615	6,001
Berks County PA GO	0.000%	11/15/15 (3)	6,250	4,143
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14 (1)	4,500	5,178
Bethlehem PA Area School Dist	5.375%	3/15/12 (3)(Prere.)	7,500	8,367
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16 (2)	4,480	5,095
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/34	2,600	2,794
Bucks County PA IDA Solid Waste Rev. (Waste Management Project) PUT	4.900%	2/1/08	6,400	6,551
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,635	1,823
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,725	1,924
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,820	2,030
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,550	1,728
Catholic Health East Pennsylvania Health Systems Rev	5.375%	11/15/34	2,500	2,665
Catholic Health East Pennsylvania Health Systems Rev	5.500%	11/15/24	1,400	1,522
Center City Philadelphia PA Business Improvement	5.500%	12/1/05 (2)(Prere.)	6,955	7,140
Central Bucks PA School Dist	5.500%	5/15/15 (3)	5,540	6,197
Central Bucks PA School Dist	5.500%	5/15/17 (3)	3,785	4,229
Central Bucks PA School Dist	5.500%	5/15/18 (3)	2,400	2,678
Central Bucks PA School Dist	5.500%	5/15/19 (3)	1,500	1,674
Chester County PA GO	5.000%	11/15/23	11,000	11,904
Chester County PA GO	5.000%	11/15/24	8,000	8,644
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/18 (2)	12,445	13,098
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.250%	5/15/22 (2)	36,580	38,472
Coatesville PA School Dist. GO	5.250%	8/15/20 (4)	6,645	7,371
Cumberland County PA Muni. Auth. College Rev. (Dickinson College)	5.500%	11/1/30 (2)	3,230	3,523
Dauphin County PA General Auth. Hosp. Rev. (West Pennsylvania Hosp.)	5.500%	7/1/13 (1)(ETM)	5,000	5,530
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/12 (2)	3,300	3,555
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/13 (2)	4,665	5,026
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center)	5.300%	12/1/27	8,905	9,048
Delaware County PA Hosp. Auth. Rev. (Delaware County Memorial Hosp.)	5.500%	8/15/13 (1)	12,000	12,263
Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	2.260%	9/1/05	970	970
Delaware County PA IDA Rev. (Suburban Water Co. Project)	5.150%	9/1/32 (2)	5,500	5,787
Delaware County PA Regional Water Quality Control Auth. Rev	5.500%	5/1/14 (3)	2,405	2,677
Delaware County PA Regional Water Quality Control Auth. Rev	5.500%	5/1/16 (3)	2,685	2,995
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250%	7/1/19 (1)	1,645	1,843
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.500%	7/1/19 (1)	4,835	5,753
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250%	7/1/20 (1)	1,735	1,940
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.500%	7/1/20 (1)	5,105	6,127
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250%	7/1/21 (1)	1,825	2,039
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250%	7/1/22 (1)	1,920	2,142
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.250%	7/1/23 (1)	2,020	2,250
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.700%	1/1/23 (4)	8,345	9,108
Erie PA School Dist. GO	0.000%	9/1/10 (4)	5,665	4,753
Erie PA School Dist. GO	5.800%	9/1/10 (2)(Prere.)	4,500	5,037
Erie PA School Dist. GO	0.000%	9/1/11 (4)	5,780	4,649
Erie PA School Dist. GO	0.000%	9/1/13 (4)	2,780	2,045
Erie PA School Dist. GO	0.000%	5/1/16 (1)(ETM)	3,175	2,059
Erie PA School Dist. GO	0.000%	9/1/16 (4)	5,785	3,670
Erie PA School Dist. GO	0.000%	9/1/18 (4)	1,615	928
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) CP	2.470%	10/5/05	36,500	36,500
Hazleton PA Area School Dist. GO	5.500%	3/1/11 (3)	3,740	4,149
Hazleton PA Area School Dist. GO	5.750%	3/1/12 (3)	1,420	1,613
Hazleton PA Area School Dist. GO	6.000%	3/1/16 (3)	18,245	20,886
Hazleton PA Area School Dist. GO	0.000%	3/1/17 (3)	4,425	2,737
Hazleton PA Area School Dist. GO	0.000%	3/1/22 (3)	5,265	2,543
Lake Lehman PA School Dist. GO	0.000%	4/1/14 (1)	1,290	920
Lake Lehman PA School Dist. GO	0.000%	4/1/15 (1)	1,295	879
Lake Lehman PA School Dist. GO	0.000%	4/1/16 (1)	1,310	846
Lake Lehman PA School Dist. GO	0.000%	4/1/17 (1)	1,315	809
Lake Lehman PA School Dist. GO	0.000%	4/1/18 (1)	1,000	585
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,370	4,947
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,605	5,213
Lancaster County PA GO	5.500%	11/1/16 (3)	1,025	1,145
Lancaster County PA GO	5.500%	11/1/17 (3)	1,060	1,184
Lancaster County PA GO	5.500%	11/1/18 (3)	1,120	1,249
Lancaster County PA GO	5.500%	11/1/19 (3)	1,175	1,311
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,075
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,389
Lancaster PA School Dist. GO	5.375%	2/15/07 (3)(Prere.)	5,590	5,778
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21	1,635	1,742
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31	2,165	2,295
Lebanon County Health Fac. Auth. Rev. (Good Samaritan)	6.000%	11/15/35	10,500	11,428
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.375%	7/1/14 (4)	900	985
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	7.000%	7/1/16 (1)	4,415	5,416
Luzerne County PA GO	0.000%	11/15/16 (1)	2,360	1,383
Luzerne County PA GO	0.000%	11/15/17 (1)	2,390	1,314
Luzerne County PA GO	5.250%	12/15/21 (3)	5,320	6,159
McKeesport PA Area School Dist. GO	0.000%	10/1/05 (1)	1,050	1,048
McKeesport PA Area School Dist. GO	0.000%	10/1/06 (1)	2,015	1,954
McKeesport PA Area School Dist. GO	0.000%	10/1/07 (1)	2,080	1,950
McKeesport PA Area School Dist. GO	0.000%	10/1/08 (1)	2,270	2,053
McKeesport PA Area School Dist. GO	0.000%	10/1/09 (1)	2,020	1,759
McKeesport PA Area School Dist. GO	0.000%	10/1/10 (1)	1,840	1,539
McKeesport PA Area School Dist. GO	0.000%	10/1/11 (1)	1,835	1,471
McKeesport PA Area School Dist. GO	0.000%	10/1/14 (1)	2,040	1,428
McKeesport PA Area School Dist. GO	0.000%	10/1/15 (1)	2,040	1,359
McKeesport PA Area School Dist. GO	0.000%	10/1/16 (1)	4,655	2,949
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)	3,075	1,765
McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)	3,000	1,273
McKeesport PA Area School Dist. GO	0.000%	10/1/28 (2)	2,340	819
Montgomery County PA GO	5.000%	7/15/19	8,800	9,356
Montgomery County PA GO	5.375%	10/15/25	7,930	8,125
Montgomery County PA Higher Educ. & Health Auth. Rev. (Catholic Health East)	5.375%	11/15/34	2,175	2,319
Mount Lebanon PA Hosp. Dev. Auth. Rev. (St. Clair Memorial Hosp.)	6.250%	7/1/06 (3)	2,530	2,598
Neshaminy PA School Dist. GO	5.700%	2/15/14 (3)	8,795	9,226
North Hills PA School Dist. GO	5.250%	11/15/07 (3)(Prere.)	7,440	7,803
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	2.530%	9/7/05	4,000	4,000
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO	2.490%	9/7/05	1,400	1,400
Northampton County PA IDA PCR (Central Metro. Edison)	6.100%	7/15/21 (1)	4,410	4,508
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/16 (2)	5,910	6,178
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/26 (2)	2,850	2,971
Owen J. Roberts School Dist. Pennsylvania GO	5.375%	5/15/07 (1)(Prere.)	1,635	1,701
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,676
Parkland PA School Dist. GO	5.375%	9/1/15 (3)	3,050	3,488
Parkland PA School Dist. GO	5.375%	9/1/16 (3)	2,000	2,304
Pennsbury PA School Dist. GO	5.250%	8/1/24 (4)	9,135	10,070
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/16 (3)(ETM)	25,150	30,469
Pennsylvania Convention Center Auth. Rev	6.000%	9/1/19 (3)(ETM)	14,275	17,398
Pennsylvania GO	5.375%	5/15/06 (3)(Prere.)	5,000	5,163
Pennsylvania GO	5.125%	3/15/07 (2)(Prere.)	7,990	8,370
Pennsylvania GO	5.750%	10/1/09 (3)(Prere.)	19,850	22,003
Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,300	12,480
Pennsylvania GO	5.250%	10/15/10 (Prere.)	8,850	9,774
Pennsylvania GO	6.000%	1/15/11	3,000	3,362
Pennsylvania GO	5.250%	10/15/11	11,200	12,295
Pennsylvania GO	5.250%	2/1/14 (1)	20,000	22,543
Pennsylvania GO	5.375%	7/1/21	26,785	31,453
Pennsylvania Higher Educ. Assistance Agency Rev	6.125%	12/15/10 (1)(Prere.)	2,000	2,281
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.410%	9/7/05 (2)	4,100	4,100
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	19,900	20,933
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/21 (1)	6,505	6,843
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/21 (1)	3,040	3,194
Pennsylvania Higher Educ. Fac. Auth. Rev	5.500%	6/15/17 (2)	935	1,023
Pennsylvania Higher Educ. Fac. Auth. Rev	5.625%	6/15/19 (2)	1,160	1,275
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.250%	12/1/12 (2)	11,120	12,420
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.625%	12/1/14 (1)	2,200	2,336
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.330%	9/1/05	19,150	19,150
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	2.490%	9/7/05 LOC	2,000	2,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.125%	6/1/25	3,500	3,548
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.250%	6/1/32	4,000	4,067
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.250%	4/1/11 (1)	3,545	3,759
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.250%	1/15/16	3,120	3,520
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/22	5,000	5,519
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/31	5,000	5,519
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/20	2,360	2,456
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/26	1,200	1,248
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/31	550	569
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/36	3,000	3,168
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/39	3,000	3,094
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11 LOC	9,410	9,987
Pennsylvania Housing Finance Agency Rev	5.250%	4/1/21	5,000	5,173
Pennsylvania Housing Finance Agency Rev	5.400%	10/1/24	3,620	3,685
Pennsylvania Housing Finance Agency Rev	5.350%	10/1/31	13,000	13,393
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/16 (2)	14,865	16,765
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/17 (2)	7,000	7,890
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/18 (2)	7,630	8,590
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/19 (2)	6,340	7,138
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/20 (2)	4,495	5,052
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/21 (2)	8,130	9,127
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/17 (3)	7,830	8,372
Pennsylvania State Univ. Rev	5.000%	9/1/24	10,625	11,430
Pennsylvania State Univ. Rev	5.000%	9/1/24	3,000	3,248
Pennsylvania State Univ. Rev	5.000%	9/1/29	7,625	8,131
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.125%	12/1/16 (2)(ETM)	995	1,053
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	7,550	8,449
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	2,500	2,798
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	6,370	7,129
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	1,000	1,119
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	1,505	1,684
Pennsylvania Turnpike Comm. Rev	5.500%	7/15/11 (2)(Prere.)	12,010	13,520
Pennsylvania Turnpike Comm. Rev	5.625%	6/1/12 (3)	9,000	10,124
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/27 (4)	4,000	4,698
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/28 (4)	9,375	10,996
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/30 (4)	10,925	12,853
Pennsylvania Turnpike Comm. Rev	5.500%	12/1/31 (2)	17,610	19,794
Pennsylvania Turnpike Comm. Rev	5.250%	12/1/32 (2)	15,000	16,400
Philadelphia PA Airport Parking Auth	5.400%	9/1/11 (2)	4,520	4,744
Philadelphia PA Airport Parking Auth	5.400%	9/1/12 (2)	5,990	6,287
Philadelphia PA Airport Parking Auth	5.400%	9/1/15 (2)	6,350	6,685
Philadelphia PA Airport Parking Auth	5.500%	9/1/18 (2)	4,250	4,482
Philadelphia PA Airport Parking Auth	5.125%	2/15/24 (2)	1,045	1,104
Philadelphia PA Airport Parking Auth	5.250%	9/1/29 (4)	3,530	3,776
Philadelphia PA Gas Works Rev	5.250%	7/1/11 (4)	3,965	4,177
Philadelphia PA Gas Works Rev	5.375%	7/1/12 (4)	4,000	4,227
Philadelphia PA Gas Works Rev	5.375%	7/1/14 (4)	4,310	4,555
Philadelphia PA Gas Works Rev	5.375%	7/1/16 (4)	13,280	15,085
Philadelphia PA Gas Works Rev	5.375%	7/1/18 (4)	11,555	13,200
Philadelphia PA GO	6.000%	11/15/10 (3)	1,065	1,089
Philadelphia PA GO	6.000%	11/15/11 (3)	1,145	1,171
Philadelphia PA GO	6.000%	11/15/12 (3)	1,270	1,299
Philadelphia PA GO	6.000%	11/15/13 (3)	715	731
Philadelphia PA GO	5.250%	3/15/14 (4)	1,750	1,880
Philadelphia PA GO	5.250%	9/15/14 (4)	7,460	8,115
Philadelphia PA GO	5.250%	3/15/15 (4)	2,600	2,790
Philadelphia PA GO	5.250%	9/15/15 (4)	4,775	5,190
Philadelphia PA GO	5.250%	9/15/17 (4)	9,155	9,941
Philadelphia PA GO	5.250%	9/15/18 (4)	2,135	2,316
Philadelphia PA GO	5.000%	5/15/20 (1)	8,000	8,254
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.320%	9/1/05	1,605	1,605
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.340%	9/1/05 (1)	1,800	1,800
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.340%	9/1/05	1,200	1,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/18 (2)	5,700	5,999
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/10 (3)	4,440	4,712
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	6/15/12 (3)	1,000	1,066
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/12 (3)	5,505	6,086
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/13 (3)	1,030	1,125
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	7/1/13 (3)	10,000	10,575
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/13 (3)	5,825	6,401
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/14 (3)	1,090	1,193
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/14 (3)	6,155	6,723
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	6/15/15 (3)	5,695	6,008
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/15 (3)	1,150	1,254
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/15 (3)	6,435	7,036
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/16 (3)	1,210	1,320
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/16 (3)	5,000	5,467
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/17 (3)	1,280	1,396
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/18 (3)	1,350	1,472
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/18 (3)	4,000	4,374
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/15 (3)	3,000	3,341
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/17 (3)	2,255	2,508
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/19 (3)	2,815	3,128
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/20 (3)	2,000	2,217
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/22 (3)	5,275	5,848
Philadelphia PA School Dist. GO	5.500%	9/1/05 (2)(Prere.)	1,150	1,173
Philadelphia PA School Dist. GO	5.375%	4/1/07 (2)(Prere.)	1,490	1,546
Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,000	3,220
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	6,415	7,206
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	7,420	8,335
Philadelphia PA School Dist. GO	5.250%	2/1/12 (4)	1,000	1,104
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,800	2,018
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,803
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	4,520	5,068
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,121
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,242
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,242
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	6,200	6,951
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,500	7,382
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,000	6,814
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,136
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,136
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/10 (3)	33,865	39,360
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/11 (3)	35,685	42,347
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/11 (1)	3,750	4,324
Philadelphia PA Water & Waste Water Rev	5.250%	12/15/14 (2)	7,100	8,013
Philadelphia PA Water & Waste Water Rev	5.250%	11/1/16 (3)	5,040	5,568
Philadelphia PA Water & Waste Water Rev	5.250%	11/1/17 (3)	5,460	6,028
Philadelphia PA Water & Waste Water Rev	5.600%	8/1/18 (1)(ETM)	925	943
Philadelphia PA Water & Waste Water Rev	5.375%	11/1/19 (3)	4,155	4,620
Pine-Richland School Dist. Pennsylvania GO	5.500%	9/1/06 (4)(Prere.)	3,430	3,519
Pittsburgh PA GO	5.750%	9/1/09 (3)(Prere.)	4,505	4,930
Pittsburgh PA GO	6.000%	9/1/09 (3)(Prere.)	4,450	4,911
Pittsburgh PA GO	5.500%	9/1/13 (2)	10,965	12,149
Pittsburgh PA GO	5.125%	9/1/14 (3)	8,435	8,829
Pittsburgh PA GO	5.500%	9/1/14 (2)	12,000	13,278
Pittsburgh PA GO	5.125%	9/1/15 (3)	6,395	6,679
Pittsburgh PA GO	5.500%	9/1/15 (2)	4,140	4,592
Pittsburgh PA GO	5.250%	9/1/17 (3)	4,980	5,219
Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	7,000	7,378
Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	5,200	5,481
Pittsburgh PA School Dist. GO	5.350%	3/1/08 (3)(Prere.)	3,510	3,708
Pittsburgh PA School Dist. GO	0.000%	8/1/09 (2)	4,000	3,510
Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,680	2,918
Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,985	3,250
Pittsburgh PA School Dist. GO	5.375%	9/1/14 (4)	1,755	1,987
Pittsburgh PA School Dist. GO	5.500%	9/1/16 (4)	4,000	4,638
Pittsburgh PA School Dist. GO	5.500%	9/1/18 (4)	2,880	3,369
Pittsburgh PA Water & Sewer Auth. Rev	7.250%	9/1/14 (3)(ETM)*	23,760	27,929
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/27 (3)	12,765	4,663
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/28 (3)	8,965	3,122
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/29 (3)	31,755	10,561
Reading PA School Dist. GO	0.000%	1/15/15 (3)	9,260	6,007
Reading PA School Dist. GO	0.000%	1/15/16 (3)	9,270	5,673
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/13	2,000	2,253
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/14	1,925	2,159
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/15	2,045	2,301
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/16	3,225	3,623
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/17	6,640	7,432
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/18	2,500	2,791
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21	3,000	3,249
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/31	12,500	13,454
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.370%	9/7/05 (2)	300	300
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.400%	9/7/05 (2)	1,000	1,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.400%	9/7/05 (2)	700	700
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.625%	1/1/16 (1)	5,490	5,769
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.700%	1/1/23 (1)	9,205	9,679
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.625%	7/1/10 (6)	2,000	2,131
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.750%	7/1/18 (6)	7,000	8,197
Southeastern Pennsylvania Transp. Auth. Rev	5.450%	3/1/11 (3)	3,730	3,931
Southeastern Pennsylvania Transp. Auth. Rev	5.375%	3/1/17 (3)	2,500	2,632
Southeastern Pennsylvania Transp. Auth. Rev	5.375%	3/1/22 (3)	15,825	16,619
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,525	2,697
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,340	2,500
Uniontown PA Area School Dist. GO	5.500%	10/1/12 (4)(Prere.)	9,950	11,242
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.000%	11/1/12 (1)	1,505	1,637
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.000%	11/1/13 (1)	1,580	1,712
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.000%	11/1/14 (1)	1,655	1,793
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	6/1/17 (3)	6,995	7,386
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	1,800	1,800
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.450%	9/7/05	11,360	11,360
Univ. of Pittsburgh PA Rev	5.500%	6/1/10 (1)	5,285	5,601
Univ. of Pittsburgh PA Rev	5.500%	6/1/14 (1)	11,780	12,484
Upper Darby PA School Dist. GO	5.000%	5/1/09 (2)(Prere.)	5,970	6,364
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,435	2,708
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,570	2,858
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/10 (2)	1,750	1,881
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/11 (2)(ETM)	330	361
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/11 (2)	1,510	1,627
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/12 (2)	1,935	2,120
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/13 (2)	2,035	2,255
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/14 (2)	1,640	1,843
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/15 (2)	2,250	2,527
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.500%	7/1/16 (2)	2,375	2,710
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/22	2,650	2,861
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/27	2,000	2,143
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17 (4)	1,955	2,132
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18 (4)	2,060	2,244
Westmoreland County PA Muni. Auth. Rev	6.125%	7/1/17 (1)(ETM)	8,205	9,689
Westmoreland County PA Muni. Auth. Service Water Rev	0.000%	8/15/15 (3)	5,000	3,348
Westmoreland County PA Muni. Auth. Service Water Rev	0.000%	8/15/23 (1)	5,000	2,229
Westmoreland County PA Muni. Auth. Service Water Rev	0.000%	8/15/24 (3)	4,000	1,705
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07 (2)(Prere.)	3,500	3,674
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07 (2)(Prere.)	8,675	9,107
York County PA Solid Waste & Refuse Auth. Rev	5.500%	12/1/13 (3)	6,750	7,686
York County PA Solid Waste & Refuse Auth. Rev	5.500%	12/1/14 (3)	4,050	4,648
Outside Pennsylvania	0	0
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/20	5,300	6,125
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/21 (1)	5,000	5,824
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/23 (1)	15,500	18,104
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/24 (1)	12,710	13,864
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/25 (1)	5,680	6,186
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/30 (4)	10,900	11,742
Puerto Rico GO	5.500%	7/1/18 (1)	10,000	11,780
Puerto Rico GO	5.500%	7/1/20 (3)	6,000	7,133
Puerto Rico GO	5.500%	7/1/22 (3)	8,960	10,729
Puerto Rico GO	5.500%	7/1/29 (1)	10,000	12,168
Puerto Rico Govt. Dev. Bank VRDO	2.220%	9/7/05 (1)	3,600	3,600
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/19 (1)	17,000	20,126
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/20 (1)	14,610	17,369
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/20 (4)	14,155	16,828
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/23 (2)	10,000	11,999
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/25 (2)	15,000	18,175
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/26 (2)	10,000	12,122
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/29 (2)	12,150	4,240
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/30 (3)	14,905	4,934
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/31 (3)	19,495	6,126
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/32 (3)	25,000	7,466
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.750%	7/1/22	5,000	5,962
Puerto Rico Public Finance Corp.	6.000%	8/1/26	5,000	6,141
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/12	2,000	2,149
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/20	1,750	1,897

TOTAL MUNICIPAL BONDS
(Cost $2,148,994)				2,299,260

OTHER ASSETS AND LIABILITIES (1.1%)				25,065

NET ASSETS (100%)				$2,324,325

*Securities with a value of $5,877,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond. TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2005, the cost of investment securities for tax purposes was $2,150,973,000. Net unrealized appreciation of investment securities for tax purposes was $148,287,000, consisting of unrealized gains of $148,631,000 on securities that had risen in value since their purchase and $344,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	300	$33,623	$336
30-Year U.S. Treasury Bond	150	17,705	265

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.